Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
18.	Segment
The Company has one operating and reportable segment related to the development of autonomous vehicle technology and related services that can be applied at scale across a broad range of industries and environments. Factors used in determining the reportable segment include the nature of the Company’s activities, the organizational and reporting structure and the type of information reviewed by the CODM, its chief executive officer, to allocate resources and evaluate financial performance. Net loss is the key measure of segment profit and loss that the CODM uses to allocate resources and assess performance. The CODM uses net loss to evaluate the Company’s expenditures and monitor budget-to-actual results.
The CODM
considers budget-to-actual variances
and available cash when making decisions about the allocation of resources across the organization.
Significant expenses within net loss include research and development, general and administrative, truck and freight operations and sales and marketing, which are separately presented on the C
ompany’s consolidated statements of operations and comprehensive loss. The Company’s long-lived assets are located in the United States.